Exhibit 99.1

Schedule 2 - Pool 1 Digital Risk Exception Report

Loan Number	Loan ID	Last Name	Note Date	Original Loan Amount	QM Status	ATR Status	Compliance Exceptions	Credit Exceptions	Property Valuation Exceptions	Compensating Factors	Initial Rating	Final Rating	Initial Credit Rating	Final Credit Rating	Initial Compliance Rating	Final Compliance Rating	Initial Property Valuation Rating	Final Property Valuation Rating	Initial Overall Grade(Moody's)	Final Overall Grade(Moody's)	Initial Credit Grade (Moody's)	Final Credit Grade (Moody's)	Initial Property Valuation Grade (Moody's)	Final Property Valuation Grade (Moody's)	Initial Compliance Grade (Moody's)	Final Compliance Grade (Moody's)	Initial Overall Grade (S&P)	Final Overall Grade (S&P)	Initial Credit Grade (S&P)	Final Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Final Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Compliance Grade (S&P)	Initial Overall Grade (Fitch)	Final Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Final Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Final Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Final Compliance Grade (Fitch)	Initial Overall Loan Grade (DBRS Morningstar)	Final Overall Loan Grade (DBRS Morningstar)	Initial Credit Grade (DBRS Morningstar)	Final Credit Grade (DBRS Morningstar)	Initial Property Valuation Grade (DBRS Morningstar)	Final Property Valuation Grade (DBRS Morningstar)	Initial Compliance Grade(DBRS Morningstar)	Final Compliance Grade(DBRS Morningstar)	Initial Overall Loan Grade (KBRA)	Final Overall Loan Grade (KBRA)	Initial Credit Grade (KBRA)	Final Credit Grade (KBRA)	Initial Property Valuation Grade (KBRA)	Final Property Valuation Grade (KBRA)	Initial Compliance Grade(KBRA)	Final Compliance Grade(KBRA)
XXXX	3158624140	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Program Parameters - Financed Properties- The loan file contained a Lender Exception prior to consummation for Multiple Mortgages, 5 financed properties which exceeds the program maximum of 4. Deemed non-material based on compensating factors. (Open) DTI - Exceeds Guidelines- The loan file contained a Lender Exception for DTI greater than 43%. Loan approved with XXXX% DTI. Deemed non-material based on compensating factors.	(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.	Compensating Factors: $XXXX Residual Income, XXX FICO and XXXX% LTV Compensating Factors: $XXXX Residual Income, XXX FICO and XXXX% LTV	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A
XXXX	3158624141	XXXX	XX/XX/XXXX	XXXX	GQM Exempt - Business Purpose	N/A	(Clear) No Compliance Findings- The loan is in compliance with all applicable laws and regulations.	(Open) Income - Other-

Lender exception prior to consummation for use of annuitization of assets on an investment transaction and less than 12 months of the required seasoning for the assets verified. Guidelines state that 12 months seasoning of the funds are required and the documentation verifies less than 12 months seasoning of these assets used for qualifying as they were deposited XXXX. Determined non-material based on compensating factors.

(Clear) Income - Other-

Guidelines state the assets used for annuitization income calculation must be solely owned by the borrower. XXXX is in the name of the borrower's trust that is shared with a non-borrowing individual so this guideline requirement has not been met. Assets are in the name of the XXXX trust with borrower and XXXX listed as trustees.

Response 1 (XX/XX/XXXX XXXXAM)
Explanation received is sufficient. (Void)

(Clear) Program Parameters - DTI-

The subject loan does not meet Investor Program Parameters for DTI. Maximum DTI is 43% and DTI is verified at XXXX%. Guidelines state that for the annuitization of assets calculation, bond accounts must use 70% of the value for qualifying purposes. 100% of the value of the bonds account (XXXX) was used at origination and when 70% is used the DTI goes from XXXX% to XXXX%. The income was calculated at $XXXX at origination and was reduced to $XXXX for this income type which caused the DTI to go over the maximum.

Response 1 (XX/XX/XXXX XXXXAM)
Explanation received is sufficient. (Void)

									(Clear) Appraisal - Value is supported within 10% of original appraisal amount- The appraised value was supported within 10% and all applicable appraisal guidelines were satisfied. CU score is 1.5.	Compensating factors: qualifying FICO of XXX, reserves above required at $XXXX, and XX years in same self-employed business.	2	2	2	2	1	1	1	1	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A	B	B	B	B	A	A	A	A